Depreciation Amortization and Impairment by Per Function - Summary of Depreciation and Amortization (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization	$ (12,294)	$ (12,308)	$ (23,475)	$ (25,321)